UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [  ];               Amendment Number: ___
       This Amendment (Check only one):         [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.
                           -----------------------------------------
                           15 Alton Hill
                           Southampton, SN01, Bermuda
Form 13F File Number:               28-05483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Maureen J. Crocker
Title:        Vice President
Phone:        (604) 685-4275

Signature, Place, and Date of Signing:

     /s/ Maureen J. Crocker      Vancouver, B.C. Canada        February 12, 2001
     ----------------------      ----------------------        ----------------
     [Signature]                 [City, State]                 [Date]

Report Type                (Check only one):

[ ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Mackenzie Financial Corporation with respect to securities held in Mackenzie Universal Select Managers Fund, Mackenzie Universal Select Managers Canada
    Fund,   Mackenzie  Universal  Select  Managers  Capital  Class,   Mackenzie
    Universal Select Managers Canada Capital Class, Mackenzie Cundill Value Capital Class and Mackenzie Universal Select Managers International Capital Class.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      17

Form 13F Information Table Value Total:                 $107,653(thousands)
                                                  -------------------------


List of Other Included Managers:

           NONE

                    PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.

                            Name of Reporting Manager
                           Form 13F Information Table


Name of issuer          Title of    CUSIP      Value      Shrs or    SH/PRN  Put/   Investment  Other       Voting authority
                         class                (x$1000)    prn amt            Call   discretion  managers
                                                                                                            Sole    Shared  None
Alliance Forest         Common    01859J108     6,571     675,200      SH              SOLE                675,200    0      0
Products                Stock


Apple Computer Inc.     Common    037833100       714      48,000      SH              SOLE                 48,000    0      0
                        Stock


AT&T Corporation        Common    001957109     8,798     510,000      SH              SOLE                510,000    0      0
                        Stock


Bank of Montreal        Common    063671101     7,608     145,200      SH              SOLE                145,200    0      0
                        Stock


Bell Canada
International           Common    077914109     1,663      85,000      SH              SOLE                 85,000    0      0
                        Stock


Brascan Corporation     Common    10549P606    39,123   2,673,800      SH              SOLE              2,673,800    0      0
                        Stock


Brookfield Properties   Common    112900105     1,426      81,000      SH              SOLE                 81,000    0      0
Corp.                   Stock


Companhia Paranaense    ADR       20441B407     1,831     217,000      SH              SOLE                217,000    0      0


De Beers Consolidated   ADR       240253302     1,231      46,000      SH              SOLE                 46,000    0      0
Mines


Earthlink Inc.          Common    270321102     3,019     600,000      SH                                  600,000    0      0
                        Stock


Kmart Corp.             Common    482584109    14,407   2,712,000      SH              SOLE              2,712,000    0      0
                        Stock


LTV Corp.               Common    501921100     1,717   5,493,200      SH              SOLE              5,493,200    0      0
                        Stock


Mattell Inc.            Common    577081102     3,754     260,000      SH              SOLE                 260,000    0      0
                        Stock


Merchants Group Inc.    Common    588539106       175      10,000      SH              SOLE                 10,000    0      0
                        Stock



Todd Shipyards Corp.    Common    889039103     4,326     665,500      SH              SOLE                665,500    0      0
                        Stock


Unibanco Uniao de       GDR       90458E107     6,665     226,400      SH              SOLE                226,400    0      0
Bancos Brasileiros


Xerox Corporation       Common    984121103     4,625   1,000,000      SH              SOLE              1,000,000    0      0
                        Stock